Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY:
NOTE 3 - Stockholders' Equity

NOTE 3 – Stockholders’ Equity

Members’ Interest

VoiceStep is governed by the terms and conditions of the Limited Liability Company Agreement (the Agreement) dated May 3, 2005, as amended on January 27, 2014. VoiceStep shall continue until terminated in accordance with the terms of the Agreement or as provided by law, including events of dissolution. VoiceStep shall be dissolved only upon any of the following events: (i) the vote of Member(s) holding a majority to the dissolution and winding up of VoiceStep, (ii) the entry of a decree of judicial dissolution of VoiceStep and (iii) at any time there are no Member(s), subject to remedy within 90 days of occurrence of termination event by the last remaining Member in writing.

VoiceStep originally consisted of two Members each owning 50% of VoiceStep. On January 27, 2014, one of the members was bought out with the remaining member owning 100% of the membership interest in VoiceStep. On April 3, 2014, the remaining member exchanged his 100% interest in VoiceStep for 40,000,000 shares of Vemanti common stock.

Preferred stock

The Company has authorized the issuance of 50,000,000 shares of preferred stock, $0.0001 par value. At both September 30, 2021 and December 31, 2020, the Company had 40,000,000 shares of preferred stock issued and outstanding.

The Articles of Incorporation were amended on May 1, 2014, designating 40,000,000 shares of authorized and issued preferred stock of the Company as “Series A Preferred Stock” with voting rights, preferences and powers such that each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share. There are 40,000,000 of Series A Preferred Stock outstanding.

Common stock

The Company has authorized the issuance of 500,000,000 shares of common stock, $0.0001 par value. At September 30, 2021 and December 31, 2020, the Company had 69,914,086 shares and 68,984,086 shares of common stock issued and outstanding, respectively.

During the nine months ended September 30, 2021, the Company issued 555,000 shares of its common stock for cash of $415,000, and 375,000 shares of its common stock valued at $307,875 to consultants in exchange for professional services.

Stock Incentive Plan

On March 25, 2015, the Company adopted a stock incentive plan. This plan allows the Board of Directors to issue up to 5,000,000 shares of common stock to employees, directors, or consultants of the Company or its affiliates under terms determined by the Board of Directors. This plan automatically terminates ten years from its date of adoption. As of the date of this report no stock has been issued under this plan.

NOTE 5 – Stockholders’ Equity

Members’ Interest

VoiceStep is governed by the terms and conditions of the Limited Liability Company Agreement (the Agreement) dated May 3, 2005, as amended on January 27, 2014. VoiceStep shall continue until terminated in accordance with the terms of the Agreement or as provided by law, including events of dissolution. VoiceStep shall be dissolved only upon any of the following events: (i) the vote of Member(s) holding a majority to the dissolution and winding up of VoiceStep, (ii) the entry of a decree of judicial dissolution of VoiceStep and (iii) at any time there are no Member(s), subject to remedy within 90 days of occurrence of termination event by the last remaining Member in writing.

VoiceStep originally consisted of two Members each owning 50% of VoiceStep. On January 27, 2014, one of the members was bought out with the remaining member owning 100% of the membership interest in VoiceStep. On April 3, 2014, the remaining member exchanged his 100% interest in VoiceStep for 40,000,000 shares of Vemanti common stock.

Preferred stock

The Company has authorized the issuance of 50,000,000 shares of preferred stock, $0.0001 par value. At both December 31, 2020 and December 31, 2019, the Company had 40,000,000 shares of preferred stock issued and outstanding. (See Note 1)

The Articles of Incorporation were amended on May 1, 2014, designating 40,000,000 shares of authorized and issued preferred stock of the Company as “Series A Preferred Stock” with voting rights, preferences and powers such that each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share. There are 40,000,000 of Series A Preferred Stock outstanding.

Common stock

The Company has authorized the issuance of 500,000,000 shares of common stock, $0.0001 par value. At December 31, 2020 and December 31, 2019, the Company had 68,984,086 shares of common stock issued and outstanding, respectively.

During the twelve months ended December 31, 2019, the Company issued 3,550,000 shares of its common stock with a fair value of $173,583 to consultants for services rendered.

During the twelve months ended December 31, 2020, the Company did not issue any shares of its common stock.

Stock Incentive Plan

On March 25, 2015, the Company adopted a stock incentive plan. This plan allows the Board of Directors to issue up to 5,000,000 shares of common stock to employees, directors, or consultants of the Company or its affiliates under terms determined by the Board of Directors. This plan automatically terminates ten years from its date of adoption. As of the date of this report no stock has been issued under this plan.